NATURE OF OPERATIONS (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 21, 2022	May 18, 2021	May 13, 2021 USD ($) $ / shares shares	May 12, 2021	Sep. 30, 2022 shares	Jun. 30, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 30, 2022	Aug. 30, 2021
NATURE OF OPERATIONS
Number of shares issued | shares					30	51,086
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise							$ 8,100,000
Reverse stock split conversion ratio	0.01	1		0.064
IPO [Member]
NATURE OF OPERATIONS
Warrants issued to purchase common stock | shares			1,111
Underwriting discounts and commissions			$ 800,000
Estimated offering expenses			600,000
Additional offering costs			$ 600,000
Share issued price | $ / shares			$ 10,375				$ 625
Number of shares issued | shares			964				14,956
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise			$ 8,600,000
Over-Allotment Option [Member]
NATURE OF OPERATIONS
Warrants issued to purchase common stock | shares			145
Harper & Jones
NATURE OF OPERATIONS
Percentage of equity acquired		100.00%
Stateside
NATURE OF OPERATIONS
Percentage of equity acquired									100.00%
Sundry
NATURE OF OPERATIONS
Percentage of equity acquired								100.00%